Deposits from banks - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of deposits from banks [Line Items]
Deposits from banks	€ 56,632	€ 85,092	€ 78,098
Repayment of deposits from banks	29,500
TLTRO
Disclosure of deposits from banks [Line Items]
Deposits from banks	€ 36,000	€ 65,500